Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2024	Jun. 30, 2023
ASSETS
Cash and due from financial institutions		$ 1,913	$ 2,284
Fed funds sold		703	665
Interest-bearing demand deposits		15,671	5,218
Cash and cash equivalents		18,287	8,167
Securities available-for-sale- at fair value		9,648	12,080
Securities held-to-maturity, at amortized cost-approximate fair value of $203 and $259 at June 30, 2024 and 2023, respectively		213	274
Loans held for sale		110
Loans, net of allowance for credit losses of $2,127 and $1,634 at June 30, 2024 and 2023, respectively1	[1]	333,025	313,807
Real estate acquired through foreclosure		10	70
Office premises and equipment - at depreciated cost		4,267	4,435
Federal Home Loan Bank stock - at cost		4,230	4,623
Accrued interest receivable		1,169	902
Bank-owned life insurance		2,915	2,831
Goodwill			947
Prepaid income taxes		219	144
Prepaid expenses and other assets		875	742
Total assets		374,968	349,022
LIABILITIES AND SHAREHOLDERS’ EQUITY
Savings		47,390	57,593
Certificates of deposit		176,572	137,315
Demand deposit accounts		32,177	31,401
Deposits		256,139	226,309
Federal Home Loan Bank advances		68,988	70,087
Advances by borrowers for taxes and insurance		909	793
Accrued interest payable		176	70
Deferred income taxes		113	513
Other liabilities		646	539
Total liabilities		326,971	298,311
Shareholders’ equity
Preferred stock, 500,000 shares authorized, $.01 par value; no shares issued
Common stock, 20,000,000 shares authorized, $.01 par value; 8,596,064 shares issued		86	86
Additional paid-in capital		34,891	34,891
Retained earnings - restricted		17,325	20,130
Treasury shares at cost, 509,349 common shares at June 30, 2024 and 2023, respectively		(3,969)	(3,969)
Accumulated other comprehensive loss		(336)	(427)
Total shareholders’ equity		47,997	50,711
Total liabilities and shareholders’ equity		$ 374,968	$ 349,022

[1]	Beginning July 1, 2023 the ACL was estimated based on current expected credit loss methodology. Prior to July 1, 2023, the estimate was based on the incurred loss methodology. See additional discussion in Note 1, Basis of Presentation.